Shareholder Report	12 Months Ended	111 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000120605
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Advisor Class
Trading Symbol	ASYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASYLX-A
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,440,156,266	$ 1,440,156,266
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 20,420,924
InvestmentCompanyPortfolioTurnover	253.00%
C000120608
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class A
Trading Symbol	ASLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASLAX-A
Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,440,156,266	$ 1,440,156,266
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 20,420,924
InvestmentCompanyPortfolioTurnover	253.00%
C000120609
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class C
Trading Symbol	ASCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASCLX-A
Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,440,156,266	$ 1,440,156,266
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 20,420,924
InvestmentCompanyPortfolioTurnover	253.00%
C000120610
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class I
Trading Symbol	ASILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASILX-A
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,440,156,266	$ 1,440,156,266
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 20,420,924
InvestmentCompanyPortfolioTurnover	253.00%
C000133671
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Advisor Class
Trading Symbol	WPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,234	$10,742
06/16	$10,543	$11,171
06/17	$13,311	$13,170
06/18	$15,000	$15,064
06/19	$18,445	$16,633
06/20	$19,752	$17,881
06/21	$28,674	$25,175
06/22	$23,645	$22,503
06/23	$26,842	$26,912
06/24	$31,024	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	15.58%	10.96%	11.99%
Advisor Class (with sales charges)	15.58%	10.96%	11.99%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 902,995,681	$ 902,995,681
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 7,240,605
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Material Fund Change [Text Block]
C000133672
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class A
Trading Symbol	WPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index
06/14	$9,573	$10,000
06/15	$10,733	$10,742
06/16	$10,048	$11,171
06/17	$12,654	$13,170
06/18	$14,222	$15,064
06/19	$17,447	$16,633
06/20	$18,639	$17,881
06/21	$26,988	$25,175
06/22	$22,198	$22,503
06/23	$25,139	$26,912
06/24	$28,983	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	15.30%	10.69%	11.71%
Class A (with sales charges)	10.38%	9.73%	11.23%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 902,995,681	$ 902,995,681
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 7,240,605
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Material Fund Change [Text Block]
C000133673
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class C
Trading Symbol	WPCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,129	$10,742
06/16	$10,340	$11,171
06/17	$12,928	$13,170
06/18	$14,422	$15,064
06/19	$17,559	$16,633
06/20	$18,614	$17,881
06/21	$26,752	$25,175
06/22	$21,841	$22,503
06/23	$24,541	$26,912
06/24	$28,084	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	14.44%	9.85%	10.88%
Class C (with sales charges)	13.44%	9.85%	10.88%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 902,995,681	$ 902,995,681
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 7,240,605
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Material Fund Change [Text Block]
C000133674
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class I
Trading Symbol	WPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,242	$10,742
06/16	$10,554	$11,171
06/17	$13,326	$13,170
06/18	$15,020	$15,064
06/19	$18,473	$16,633
06/20	$19,784	$17,881
06/21	$28,699	$25,175
06/22	$23,651	$22,503
06/23	$26,834	$26,912
06/24	$30,999	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	15.52%	10.91%	11.98%
Class I (with sales charges)	15.52%	10.91%	11.98%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 902,995,681	$ 902,995,681
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 7,240,605
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Material Fund Change [Text Block]
C000133677
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class Z
Trading Symbol	WPSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,234	$10,742
06/16	$10,547	$11,171
06/17	$13,319	$13,170
06/18	$15,012	$15,064
06/19	$18,466	$16,633
06/20	$19,782	$17,881
06/21	$28,722	$25,175
06/22	$23,690	$22,503
06/23	$26,898	$26,912
06/24	$31,098	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class Z (without sales charges)	15.61%	10.99%	12.01%
Class Z (with sales charges)	15.61%	10.99%	12.01%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 902,995,681	$ 902,995,681
Holdings Count | Holding	21	21
Advisory Fees Paid, Amount	$ 7,240,605
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Material Fund Change [Text Block]
C000141783
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Advisor Class
Trading Symbol	CIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,770	$9,762
06/16	$8,487	$8,770
06/17	$10,619	$10,547
06/18	$12,065	$11,269
06/19	$12,428	$11,390
06/20	$13,312	$10,806
06/21	$17,817	$14,301
06/22	$11,513	$11,760
06/23	$13,027	$13,968
06/24	$12,593	$15,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/15/15
Advisor Class (without sales charges)	- 3.33%	0.26%	2.53%
Advisor Class (with sales charges)	- 3.33%	0.26%	2.53%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

Performance Inception Date		Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 174,659,323	$ 174,659,323
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount	$ 2,198,148
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Material Fund Change [Text Block]
C000141785
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class A
Trading Symbol	CIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIAGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.14%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index (net)
04/15	$9,579	$10,000
06/15	$9,358	$9,762
06/16	$8,105	$8,770
06/17	$10,118	$10,547
06/18	$11,477	$11,269
06/19	$11,789	$11,390
06/20	$12,585	$10,806
06/21	$16,806	$14,301
06/22	$10,842	$11,760
06/23	$12,237	$13,968
06/24	$11,791	$15,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/15/15
Class A (without sales charges)	- 3.65%	0.00%	2.28%
Class A (with sales charges)	- 7.77%	- 0.86%	1.80%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

Performance Inception Date		Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 174,659,323	$ 174,659,323
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount	$ 2,198,148
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Material Fund Change [Text Block]
C000141786
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class C
Trading Symbol	CICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CICGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.89%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,750	$9,762
06/16	$8,392	$8,770
06/17	$10,392	$10,547
06/18	$11,698	$11,269
06/19	$11,932	$11,390
06/20	$12,645	$10,806
06/21	$16,765	$14,301
06/22	$10,725	$11,760
06/23	$12,010	$13,968
06/24	$11,489	$15,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/15/15
Class C (without sales charges)	- 4.34%	- 0.75%	1.52%
Class C (with sales charges)	- 5.29%	- 0.75%	1.52%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

Performance Inception Date		Apr. 15, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 174,659,323	$ 174,659,323
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount	$ 2,198,148
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Material Fund Change [Text Block]